Condensed Financial Information of the Parent Company (Details)		12 Months Ended
	Jan. 08, 2014	Dec. 31, 2020
Condensed Financial Information of the Parent Company (Details) [Line Items]
Registered capital, percentage		50.00%
Ordinary share percentage	100%
Cayman Islands [Member]
Condensed Financial Information of the Parent Company (Details) [Line Items]
Ordinary share, description	the Group was incorporated in the Cayman Islands with one subscriber’s share allotted and issued at par value of HKD0.0001, representing 100% of the entire ordinary share of the Group.